LEASES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted average remaining lease term	8 years 7 months 28 days	2 years 10 days
Weighted average discount rate	5.53%	5.05%